Annual Fund Operating Expenses - TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF [Member]	Dec. 29, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.75%	[1]
Expenses (as a percentage of Assets)	0.75%	[2]

[1]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[2]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal year ending August 31, 2026.